Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Service Revenues
Advertising services, transactions with a related party	$ 23	$ 0	$ 0
Product Revenues
Enterprise mobility, transactions with a related party	56	0	0
Cost of revenues
Cost of services, transactions with a related party	$ 184	$ 0	$ 0